Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation
Schedule of share based compensation stock options activity

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)
As of December 31, 2020	792,740	2.5500	6.61	13,778
Forfeited	—
Exercised	(533,425)	2.5500
As of December 31, 2021	259,315	2.5500	5.60	1,138
Forfeited	—
Exercised	(133,313)	2.5500
As of December 31, 2022	126,002	2.5500	4.60	176
Forfeited	—
Exercised	(7,000)	2.5500
As of December 31, 2023	119,002	2.5500	3.60	132
Expected to vest at December 31, 2023	—
Exercisable as of December 31, 2023	119,002	2.5500	3.60	132

Share based payment award stock options valuation assumptions

	2018
Weighted average fair value per option granted	US$	5.2130
Weighted average exercise price	US$	2.47
Risk-free interest rate(1)		2.83%
Expected term (in year)(2)		10
Expected volatility(3)		55%
Dividend yield(4)		—
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Summary of restricted share units activity

		Weighted
	Number of	average
	restricted	grant-date
	share units	fair value (US$)
Outstanding, December 31, 2020	6,644,306	17.1506
Granted	3,550,617	13.9339
Forfeited	(806,435)	17.9309
Vested	(2,547,290)	16.6645
Outstanding, December 31, 2021	6,841,198	15.5702
Granted	5,084,817	3.1233
Forfeited	(1,731,659)	13.4427
Vested	(2,921,887)	14.4987
Outstanding, December 31, 2022	7,272,469	7.8046
Granted	2,787,407	2.8824
Forfeited	(1,365,256)	7.2654
Vested	(3,546,222)	8.5540
Outstanding, December 31, 2023	5,148,398	4.7664
Expected to vest at December 31, 2023	4,879,173	4.7731